Provisions - Summary of Provisions by Class (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Beginning balance	$ 576	$ 589
Effect of movements in foreign exchange	41	(61)
Provisions made	276	218
Provisions used	(170)	(117)
Provisions reversed	(88)	(69)
Other movements	(17)	18
Ending balance	617	576
Restructuring [Member]
Disclosure of other provisions [line items]
Beginning balance	62	69
Effect of movements in foreign exchange	6	(3)
Provisions made	29	51
Provisions used	(40)	(54)
Provisions reversed	(15)	(2)
Other movements	0	0
Ending balance	41	62
Disputes [Member]
Disclosure of other provisions [line items]
Beginning balance	472	476
Effect of movements in foreign exchange	34	(58)
Provisions made	247	158
Provisions used	(122)	(63)
Provisions reversed	(73)	(68)
Other movements	(15)	27
Ending balance	543	472
Other [Member]
Disclosure of other provisions [line items]
Beginning balance	43	44
Effect of movements in foreign exchange	1	0
Provisions made	0	9
Provisions used	(8)	(1)
Provisions reversed	0	0
Other movements	(2)	(9)
Ending balance	$ 33	$ 43